CONSOLIDATED FINANCIAL STATEMENTS STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended				9 Months Ended
	Dec. 31, 2013		Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012	Oct. 14, 2013
Revenues:
Rental	$ 33,304		$ 175,649
Recoveries from customers	2,674		19,194
Cloud and managed services	4,074		20,231
Other	410		2,715
Total revenues	40,462		217,789
Operating Expenses:
Property operating costs	13,482		71,518
Real estate taxes and insurance	1,016		5,116
Depreciation and amortization	11,238		58,282
General and administrative	8,457		45,283
Restructuring	0		1,298
Transaction costs	66		1,018
Total operating expenses	34,259		182,515
Operating income	6,203		35,274
Other income and expenses:
Interest income	1		8
Interest expense	(2,049)		(15,308)
Other (expense) income, net	(153)		(871)
Income (loss) before gain on sale of real estate	4,002		19,103
Gain on sale of real estate	0		0
Net income (loss)	4,002		19,103
Net income attributable to noncontrolling interests	(848)		(4,031)
Net income (loss) attributable to QTS Realty Trust, Inc	3,154		15,072
Unrealized gain (loss) on swap	74		0
Comprehensive income (loss)	3,228		15,072
Net income per share attributable to common shares:
Basic	$ 0.11	[1]	$ 0.52
Diluted	$ 0.11	[1]	$ 0.51
Weighted average common shares outstanding:
Basic	28,972,774		29,054,576
Diluted	36,794,215	[2]	37,133,584	[2]
Qualitytech, LP [Member]
Revenues:
Rental			175,649		145,306	120,758
Recoveries from customers			19,194		13,098	9,294
Cloud and managed services			20,231		17,531	14,497
Other			2,715		1,952	1,210
Total revenues			217,789		177,887	145,759
Operating Expenses:
Property operating costs			71,518		60,750	51,506
Real estate taxes and insurance			5,116		4,492	3,632
Depreciation and amortization			58,282		47,358	34,932
General and administrative			45,283		39,183	35,986
Restructuring			1,298		0	3,291
Transaction costs			1,018		118	897
Total operating expenses			182,515		151,901	130,244
Operating income			35,274		25,986	15,515
Other income and expenses:
Interest income			8		18	61
Interest expense			(15,308)		(18,724)	(25,140)
Other (expense) income, net			(871)		(3,430)	(1,151)
Income (loss) before gain on sale of real estate			19,103		3,850	(10,715)
Gain on sale of real estate			0		0	948
Net income (loss)			19,103		3,850	(9,767)
Unrealized gain (loss) on swap			0		294	(766)
Comprehensive income (loss)			19,103		4,144	(10,533)
Historical Predecessor [Member]
Revenues:
Rental						120,758	112,002
Recoveries from customers						9,294	10,424
Cloud and managed services						14,497	13,457
Other						1,210	1,542
Total revenues						145,759	137,425
Operating Expenses:
Property operating costs						51,506	47,268
Real estate taxes and insurance						3,632	3,476
Depreciation and amortization						34,932	36,120
General and administrative						35,986	30,726
Restructuring						3,291	0
Transaction costs						897	52
Total operating expenses						130,244	117,642
Operating income						15,515	19,783
Other income and expenses:
Interest income						61	17
Interest expense						(25,140)	(16,675)
Other (expense) income, net						(1,151)	(3,277)
Income (loss) before gain on sale of real estate						(10,715)	(152)
Gain on sale of real estate						948	0
Net income (loss)						(9,767)	(152)
Net income attributable to noncontrolling interests						0	0
Net income (loss) attributable to QTS Realty Trust, Inc						(9,767)	(152)
Unrealized gain (loss) on swap						(766)	220
Comprehensive income (loss)						$ (10,533)	$ 68
Net income per share attributable to common shares:
Basic						$ 0	$ 0
Diluted						$ 0	$ 0
Weighted average common shares outstanding:
Basic						0	0
Diluted						0	0

[1]	Net income per share attributable to QTS for the period October 15, 2013 through December 31, 2013.
[2]	Includes 7,770 Class A and Class RS units, 195 “in the money” value of Class O units on an “as if” converted basis and 114 “in the money” value options to purchase shares of Class A common stock on an “as if” converted basis as of the year ended December 31, 2014. As of the year ended December 31, 2013, this amount includes 7,797 Class A and Class RS units and 24 “in the money” value of Class O units on as “as if” converted basis.